PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation were as follows:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Motor vehicles	455,795	455,795
Electronic devices, furniture and office equipment	11,800	11,800
Software application	103,010	103,010
Total	570,605	570,605
Less: accumulated depreciation	(473,246)	(480,363)
Property, plant and equipment, net	97,359	90,242